Leases - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating lease cost (rent expense)	$ 28	$ 32	$ 42
Amortization of ROU assets	2	1
Interest on finance lease obligations	2	1
Impairment of operating lease ROU assets	1	20
Office facilities
Leases
Impairment of operating lease ROU assets	$ 1	$ 20